Stock-Based Compensation (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 30, 2020	Oct. 01, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Stock-Based Compensation (Details) [Line Items]
Share of common stock			1		1
Stock options granted percentage			10.00%
Conversion rate			2.725		2.725
Common stock shares			1
Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Share of common stock			1		2,308,877	2,293,154
Common stock shares					2,308,877	2,293,154
Two Thousand and Twenty Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares authorized		150,000
Stock-based awards granted (in Dollars)	$ 325,000
Shares available for future grant		885,693			155,942
Additional shares available for grant			0
Two Thousand and Twenty One Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares authorized							1,294,421
Shares available for future grant			939,969
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period			1 year		1 year
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period			4 years		4 years
Time-based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting, description			Under time-based vesting conditions, the RSU awards vest quarterly over one year for grants to the Board of Directors and quarterly over four years or 25% on the one year anniversary and the remainder vesting monthly thereafter for grants to officers, employees and consultants.
Time-based Restricted Stock Units [Member] | Officers, Employees and Consultants [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period					4 years
Vesting percentage					25.00%
Rollover Restricted Stock Units Member
Stock-Based Compensation (Details) [Line Items]
Options, granted			460,706		131,283
Grant date fair value (in Dollars)			$ 1,075,244		$ 834,960
Stock-based compensation expense for RSU awards (in Dollars)					470,878	$ 29,232
Unrecognized stock-based compensation expense related to unvested awards (in Dollars)			$ 501,229		$ 575,100
Unrecognized stock-based compensation expense, estimated period for recognition			1 year 10 months 24 days		2 years 1 month 6 days
Stock-based compensation expense for RSU awards (in Dollars)			$ 73,871	$ 102,325
Restricted Stock Units (RSUs) [Member] | Two Thousand and Twenty Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Options, granted		460,706
Incentive Stock Options [Member] | Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercisable period			5 years
Incentive Stock Options [Member] | Scenario One [Member] | Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price based on estimated fair market value of common stock			110.00%
Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation (Details) [Line Items]
Options, granted			354,452
Grant date fair value (in Dollars)			$ 741,766
Unrecognized stock-based compensation expense, estimated period for recognition			3 years 8 months 12 days
Vesting, description			Under time-based vesting conditions, the stock options vest 25% on the one year anniversary and the remainder vesting quarterly thereafter for grants to employees.
Vested shares			0
Stock-based compensation expense for stock options (in Dollars)			$ 64,021
Unrecognized stock-based compensation expense related to unvested stock options (in Dollars)			$ 677,745
Weighted-average remaining contractual term of stock options			10 years
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting percentage			25.00%
Equity Awards [Member]
Stock-Based Compensation (Details) [Line Items]
Vested shares			0
Equity awards exercised			0
Board of Directors Chairman [Member] | Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price based on estimated fair market value of common stock			100.00%
Board of Directors Chairman [Member] | Time-based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period			1 year		1 year
Vesting, description			RSU awards vest quarterly over one year for grants to the Board of Directors
Officers, Employees and Consultants [Member] | Time-based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting, description			quarterly over four years or 25% on the one year anniversary and the remainder vesting monthly thereafter for grants to officers, employees and consultants
Officers, Employees and Consultants [Member] | Time-based Restricted Stock Units [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting percentage			25.00%
Officers, Employees and Consultants [Member] | Time-based Restricted Stock Units [Member] | Scenario Two [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period			4 years